Document and Entity Information	Jul. 13, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 13, 2026
Entity Registrant Name	QVC GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33982
Entity Tax Identification Number	84-1288730
Entity Address, Address Line One	1200 Wilson Dr.
Entity Address, City or Town	West Chester
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19380
City Area Code	484
Local Phone Number	701-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001355096
Amendment Flag	false
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Series A common stock
Trading Symbol	QVCAQ
Common Class B
Document Information [Line Items]
Title of 12(b) Security	Series B common stock
Trading Symbol	QVCGQ
8.0% Series A Cumulative Redeemable Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	8.0% Series A Cumulative Redeemable Preferred Stock
Trading Symbol	QVCPQ